Acquisitions (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012 Virginia Savings Bank [Member]
Business Acquisition [Line Items]
Intangible Assets, Beginning Balance	$ 1,274
Core deposit intangible acquired in conjunction with the acquisition of VSB				1,273
Amortization expense	(478)	(400)	(400)
Intangible Assets, Ending Balance	$ 2,069	$ 1,274